Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PHAEACIAN ACCENT INTERNATIONAL VALUE FUND
A SERIES OF DATUM ONE SERIES TRUST
Supplement dated January 24, 2022
to the Prospectus and Statement of Additional Information
dated July 29, 2021
Effective immediately, Gregory A. Herr is added as Portfolio Manager of the Phaeacian Accent International Value Fund (the “Fund”). The following changes are being made to the Prospectus and Statement of Additional Information (“SAI”) of the Fund.
All references to “Portfolio Manager” in the Prospectus and SAI are replaced with “Portfolio Managers”, except where referring to either Gregory A. Herr or Pierre O. Py individually.
The “Key Person Risk” provided on page 9 under the “Principal Risks” section is deleted in its entirety and replaced with the following:
Key Person Risk. The Fund is heavily dependent upon either Messrs. Gregory A. Herr or Pierre O. Py for its operation and for the execution of its investment strategy. The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event both Gregory A. Herr and Pierre O. Py were no longer involved in the management of the Fund.

Phaeacian Accent International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PHAEACIAN ACCENT INTERNATIONAL VALUE FUND
A SERIES OF DATUM ONE SERIES TRUST
Supplement dated January 24, 2022
to the Prospectus and Statement of Additional Information
dated July 29, 2021
Effective immediately, Gregory A. Herr is added as Portfolio Manager of the Phaeacian Accent International Value Fund (the “Fund”). The following changes are being made to the Prospectus and Statement of Additional Information (“SAI”) of the Fund.
All references to “Portfolio Manager” in the Prospectus and SAI are replaced with “Portfolio Managers”, except where referring to either Gregory A. Herr or Pierre O. Py individually.
The “Key Person Risk” provided on page 9 under the “Principal Risks” section is deleted in its entirety and replaced with the following:
Key Person Risk. The Fund is heavily dependent upon either Messrs. Gregory A. Herr or Pierre O. Py for its operation and for the execution of its investment strategy. The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event both Gregory A. Herr and Pierre O. Py were no longer involved in the management of the Fund.